Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FIRST TRUST SERIES FUND
Entity Central Index Key	0001497778
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000252256 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Focused Global Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WCMGX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/WCMGX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Institutional Class	$119	1.03%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Institutional Class returned 31.03% for the 12 months ended December 31, 2024. The Fund’s Institutional Class outperformed its benchmark, the MSCI ACWI Index, which returned 17.49% for the same Period.
This outperformance was due to contributions from superior stock selection. The largest contributors came from the Technology, Industrials, Financials, Materials, and Healthcare sectors. On the flip side, selection in the Consumer Discretionary and Consumer Staples sectors slightly detracted.
MSCI ACWI Index style factors were tailwinds in 2024 as Growth outperformed Value (+1290 basis points (“bps”)), and Large Caps outdid Small Caps (+1150 bps). While sector allocation effects were modestly negative, sector selection was superb, led by stock picks in the Technology sector.
From a sector allocation perspective, the Energy sector (no weight) was the largest positive contributor to the Fund’s relative performance, followed by the Consumer Staples (underweight) and Real Estate (no weight) sectors. On the other hand, the Health Care sector (overweight) detracted from the Fund’s relative performance, as did the Communication Services (underweight) and Consumer Discretionary (underweight) sectors.
Looking at stock selection, Information Technology (AppLovin Corp., NVIDIA Corp., Arista Networks, Inc.) was the best performing sector relative to the benchmark, followed by Industrials (GE Aerospace, GE Vernova, Inc., Waste Connections, Inc.) and Financials (3i Group PLC, Arthur J. Gallagher & Co., LPL Financial Holdings, Inc.). On the flipside, Consumer Discretionary (Meituan, Floor & Decor Holdings, Inc., LVMH Moet Hennessy Louis Vuitton SE) was the worst performing sector relative to the benchmark, followed by Consumer Staples (Puig Brands S.A.).
From a region allocation perspective, Asia (underweight) was the largest positive contributor to the Fund’s relative performance, followed by South America (no weight) and North America (overweight). On the other hand, West Europe (overweight) was the only detractor from relative performance.
Looking at stock selection, North America (AppLovin Corp., NVIDIA Corp., GE Aerospace) was the best performing region relative to the benchmark, followed by Asia (Taiwan Semiconductor Manufacturing Co., Ltd., ICICI Bank Ltd., Sea Limited) and West Europe (3i Group PLC, Adyen NV, Ferrari N.V.). On the flipside, Pacific (Atlassian Corp) was the worst performing region relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust WCM Focused Global Growth Fund - Institutional Class	31.03%	13.01%	13.40%
MSCI ACWI Index	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/WCMGX for more recent performance information.
Net Assets	$ 559,218,014
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,027,834
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$559,218,014
Total number of portfolio holdings	36
Total advisory fee paid	$4,027,834
Portfolio turnover rate	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp.	10.5%
Amazon.com, Inc.	5.2%
3i Group PLC	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.2%
General Electric Co.	4.0%
NVIDIA Corp.	3.4%
Microsoft Corp.	3.4%
Sea Ltd., ADR	3.1%
GE Vernova, Inc.	2.9%
Visa, Inc., Class A	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AppLovin Corp.	10.5%
Amazon.com, Inc.	5.2%
3i Group PLC	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.2%
General Electric Co.	4.0%
NVIDIA Corp.	3.4%
Microsoft Corp.	3.4%
Sea Ltd., ADR	3.1%
GE Vernova, Inc.	2.9%
Visa, Inc., Class A	2.8%

C000252257 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Focused Global Growth Fund
Class Name	Investor Class
Trading Symbol	WFGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WFGGX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/WFGGX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Investor Class	$150	1.30%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND'S PERFORMANCE?
The Fund’s Investor Class returned 30.67% for the 12 months ended December 31, 2024. The Fund’s Investor Class outperformed its benchmark, the MSCI ACWI Index, which returned 17.49% for the same Period.
This outperformance was due to contributions from superior stock selection. The largest contributors came from the Technology, Industrials, Financials, Materials, and Healthcare sectors. On the flip side, selection in the Consumer Discretionary and Consumer Staples sectors slightly detracted.
MSCI ACWI Index style factors were tailwinds in 2024 as Growth outperformed Value (+1290 basis points (“bps”)), and Large Caps outdid Small Caps (+1150 bps). While sector allocation effects were modestly negative, sector selection was superb, led by stock picks in the Technology sector.
From a sector allocation perspective, the Energy sector (no weight) was the largest positive contributor to the Fund’s relative performance, followed by the Consumer Staples (underweight) and Real Estate (no weight) sectors. On the other hand, the Health Care sector (overweight) detracted from the Fund’s relative performance, as did the Communication Services (underweight) and Consumer Discretionary (underweight) sectors.
Looking at stock selection, Information Technology (AppLovin Corp., NVIDIA Corp., Arista Networks, Inc.) was the best performing sector relative to the benchmark, followed by Industrials (GE Aerospace, GE Vernova, Inc., Waste Connections, Inc.) and Financials (3i Group PLC, Arthur J. Gallagher & Co., LPL Financial Holdings, Inc.). On the flipside, Consumer Discretionary (Meituan, Floor & Decor Holdings, Inc., LVMH Moet Hennessy Louis Vuitton SE) was the worst performing sector relative to the benchmark, followed by Consumer Staples (Puig Brands S.A.).
From a region allocation perspective, Asia (underweight) was the largest positive contributor to the Fund’s relative performance, followed by South America (no weight) and North America (overweight). On the other hand, West Europe (overweight) was the only detractor from relative performance.
Looking at stock selection, North America (AppLovin Corp., NVIDIA Corp., GE Aerospace) was the best performing region relative to the benchmark, followed by Asia (Taiwan Semiconductor Manufacturing Co., Ltd., ICICI Bank Ltd., Sea Limited) and West Europe (3i Group PLC, Adyen NV, Ferrari N.V.). On the flipside, Pacific (Atlassian Corp) was the worst performing region relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust WCM Focused Global Growth Fund - Investor Class	30.67%	12.72%	13.13%
MSCI ACWI Index	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/WFGGX for more recent performance information.
Net Assets	$ 559,218,014
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,027,834
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$559,218,014
Total number of portfolio holdings	36
Total advisory fee paid	$4,027,834
Portfolio turnover rate	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp.	10.5%
Amazon.com, Inc.	5.2%
3i Group PLC	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.2%
General Electric Co.	4.0%
NVIDIA Corp.	3.4%
Microsoft Corp.	3.4%
Sea Ltd., ADR	3.1%
GE Vernova, Inc.	2.9%
Visa, Inc., Class A	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AppLovin Corp.	10.5%
Amazon.com, Inc.	5.2%
3i Group PLC	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.2%
General Electric Co.	4.0%
NVIDIA Corp.	3.4%
Microsoft Corp.	3.4%
Sea Ltd., ADR	3.1%
GE Vernova, Inc.	2.9%
Visa, Inc., Class A	2.8%